UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07695)

Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period:  January 31, 2014

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund
Schedule of Investments
January 31, 2014 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 94.11%
Consumer Discretionary - 28.60%
Brunswick Corp.	109,900	$4,556,454	1.85%
Cabela's, Inc. (a)	82,800	5,536,008	2.24%
DineEquity, Inc.	53,000	4,123,930	1.67%
Drew Industries, Inc.	103,800	4,991,742	2.02%
Fifth & Pacific Companies, Inc. (a)	233,900	6,712,930	2.72%
Jarden Corp. (a)	99,900	6,038,955	2.44%
Lithia Motors, Inc.	93,600	5,268,744	2.13%
Lowes Companies, Inc.	102,100	4,726,209	1.91%
Mohawk Industries, Inc. (a)	37,100	5,274,878	2.14%
Papa John's International, Inc.	144,900	6,974,037	2.82%
Pier 1 Imports, Inc.	177,500	3,392,025	1.37%
PVH Corp.	33,300	4,024,971	1.63%
Service Corp International	254,300	4,501,110	1.82%
The Home Depot, Inc.	59,200	4,549,520	1.84%
		70,671,513	28.60%
Energy - 2.33%
Targa Resources Corp.	63,700	5,751,473	2.33%
		5,751,473	2.33%
Financials - 5.98%
American International Group, Inc.	104,200	4,997,432	2.02%
Fidelity National Financial, Inc. - Class A	154,500	4,872,930	1.97%
Stewart Information Services Corp.	151,100	4,912,261	1.99%
		14,782,623	5.98%
Health Care - 7.72%
Brookdale Senior Living, Inc. (a)	139,800	3,838,908	1.55%
Catamaran Corp. (a)(b)	74,500	3,622,190	1.47%
CIGNA Corp.	65,400	5,644,674	2.29%
MWI Veterinary Supply, Inc. (a)	32,000	5,960,320	2.41%
		19,066,092	7.72%
Industrials - 39.10%
American Woodmark Corp. (a)	125,800	4,416,838	1.79%
Apogee Enterprises, Inc.	159,637	5,395,731	2.18%
Avis Budget Group, Inc. (a)	167,600	6,320,196	2.56%
Beacon Roofing Supply, Inc. (a)	103,900	3,926,381	1.59%
Carlisle Companies, Inc.	58,800	4,382,364	1.77%
Celadon Group, Inc.	192,900	4,008,462	1.62%
Delta Air Lines, Inc.	276,400	8,460,604	3.42%
DXP Enterprises, Inc. (a)	66,200	6,357,848	2.57%
Emcor Group, Inc.	104,100	4,425,291	1.79%
Hertz Global Holdings, Inc. (a)	204,700	5,326,294	2.16%
Innerworkings, Inc. (a)	289,065	2,179,550	0.88%
Lennox International, Inc.	67,300	5,825,488	2.36%
Steelcase, Inc.	299,400	4,422,138	1.79%
Team, Inc. (a)	88,700	3,754,671	1.52%
Terex Corp.	114,400	4,690,400	1.90%
Toro Co.	87,200	5,524,992	2.24%
Trimas Corp. (a)	128,300	4,464,840	1.81%
UniFirst Corp.	47,500	5,025,500	2.03%
USG Corp. (a)	131,200	4,014,720	1.63%
Valmont Industries, Inc.	25,100	3,674,138	1.49%
		96,596,446	39.10%
Materials - 10.38%
A Schulman, Inc.	124,400	4,225,868	1.71%
Avery Dennison Corp.	99,900	4,922,073	1.99%
Axiall Corp.	67,100	2,677,290	1.08%
Innospec, Inc.	97,100	4,159,764	1.69%
Stepan Co.	64,100	4,063,299	1.65%
Worthington Industries, Inc.	137,800	5,586,412	2.26%
		25,634,706	10.38%
TOTAL COMMON STOCKS (Cost $179,619,977)		232,502,853	94.11%

RIGHTS - 0.00%
Forest Laboratories, Inc. (a)(c)	5,500	5,225	0.00%
TOTAL RIGHTS (Cost $0)		5,225	0.00%

PARTNERSHIPS - 3.29%
Energy - 3.29%
Calumet Specialty Products Partners LP	110,500	3,212,235	1.30%
Genesis Energy LP	89,500	4,925,185	1.99%
TOTAL PARTNERSHIPS (Cost $6,974,781)		8,137,420	3.29%

SHORT-TERM INVESTMENTS - 2.67%
Money Market Funds - 2.67%
Fidelity Government Portfolio - Institutional Class
0.01% (d)	6,603,828	6,603,828	2.67%
TOTAL MONEY MARKET FUNDS (Cost $6,603,828)		6,603,828	2.67%
TOTAL SHORT-TERM INVESTMENTS (Cost $6,603,828)		6,603,828	2.67%

Total Investments (Cost $193,198,586) - 100.07%		247,249,326	100.07%
Liabilities in Excess of Other Assets - (0.07)%		(169,156)	(0.07)%
TOTAL NET ASSETS - 100.00%		$247,080,170	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	Security is fair valued.
(d)	The rate listed is the fund's 7-day yield as of January 31, 2014.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

Cost of investments	$193,358,222
Gross unrealized appreciation	56,799,952
Gross unrealized depreciation	(2,908,848)
Net unrealized appreciation	$53,891,104

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2014
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2014, were as follows:

Common Stock	Level 1	Level 2	Level 3		Total
Consumer Discretionary	$70,671,513	$-	$-		$70,671,513
Energy	5,751,473	-	-		5,751,473
Financials	14,782,623	-	-		14,782,623
Health Care	19,066,092	-	-		19,066,092
Industrials	96,596,446	-	-		96,596,446
Materials	25,634,706	-	-		25,634,706
Total Common Stock	$232,502,853	$-	$-		$232,502,853

Rights	$-	$-	$5,225	*	$5,225

Partnerships
Energy	$8,137,420	$-	$-		$8,137,420
Total Partnerships	$8,137,420	$-	$-		$8,137,420

Short-Term Investments
Money Market Funds	$6,603,828	$-	$-		$6,603,828
Total Short-Term Investments	$6,603,828	$-	$-		$6,603,828

Total Investments	$247,244,101	$-	$5,225		$247,249,326

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2014, the Fund recognized no transfers between levels.

Level 3 Reconciliation Disclosure
Following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Rights
Balance as of October 31, 2013	$ 5,225
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
(Sales)	-
Transfer in and/or out of Level 3	-
Balance as of January 31, 2014	$ 5,225

Change in unrealized appreciation/depreciation during the period for
level 3 investments held at January 31, 2014	$ -

The Level 3 investments as of January 31, 2014 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.
* Acquired in merger.

Hennessy Cornerstone Mid Cap 30 Fund
Schedule of Investments
January 31, 2014 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 97.53%
Consumer Discretionary - 33.58%
American Axle & Manufacturing Holdings, Inc. (a)	324,100	$6,034,742	2.84%
Brunswick Corp.	160,600	6,658,476	3.14%
Cracker Barrel Old Country Store, Inc.	62,200	6,158,422	2.90%
Hanesbrands, Inc.	102,400	7,284,736	3.43%
Lear Corp.	89,200	6,451,836	3.04%
Lithia Motors, Inc.	88,000	4,953,520	2.33%
Skechers USA, Inc. (a)	210,500	6,081,345	2.87%
Tenneco, Inc. (a)	127,000	7,218,680	3.40%
The Goodyear Tire & Rubber Co.	285,400	6,752,564	3.18%
Visteon Corp. (a)	85,200	6,902,052	3.25%
Wendy's Co.	749,800	6,800,686	3.20%
		71,297,059	33.58%
Consumer Staples - 8.75%
Flowers Foods, Inc.	295,000	6,180,250	2.91%
Pilgrim's Pride Corp. (a)	370,600	6,200,138	2.92%
Safeway, Inc.	198,800	6,210,512	2.92%
		18,590,900	8.75%
Financials - 9.08%
American Equity Investment Life Holding Co.	303,300	6,657,435	3.14%
AmTrust Financial Services, Inc.	164,200	5,300,376	2.50%
Genworth Financial, Inc. (a)	495,800	7,313,050	3.44%
		19,270,861	9.08%
Health Care - 6.74%
Omnicare, Inc.	116,000	7,245,360	3.41%
Universal Health Services, Inc.	86,300	7,078,326	3.33%
		14,323,686	6.74%
Industrials - 29.31%
Alaska Air Group, Inc.	100,800	7,970,256	3.75%
Alliant Techsystems, Inc.	65,300	9,383,610	4.42%
Avis Budget Group, Inc. (a)	224,700	8,473,437	3.99%
Huntington Ingalls Industries, Inc.	95,100	9,036,402	4.26%
ITT Corp.	178,700	7,317,765	3.45%
Oshkosh Corp.	131,700	7,130,238	3.36%
Swift Transportation Co. (a)	318,500	6,943,300	3.27%
URS Corp.	118,900	5,968,780	2.81%
		62,223,788	29.31%
Information Technology - 10.07%
Ciena Corp. (a)	257,700	6,012,141	2.83%
Computer Sciences Corp.	123,200	7,442,512	3.51%
Sunpower Corp. (a)	245,000	7,928,200	3.73%
		21,382,853	10.07%
TOTAL COMMON STOCKS (Cost $191,252,531)		207,089,147	97.53%

SHORT-TERM INVESTMENTS - 2.51%
Money Market Funds - 2.51%
Fidelity Government Portfolio - Institutional Class
0.01% (b)	5,326,862	5,326,862	2.51%
TOTAL MONEY MARKET FUNDS (Cost $5,326,862)		5,326,862	2.51%
TOTAL SHORT-TERM INVESTMENTS (Cost $5,326,862)		5,326,862	2.51%

Total Investments (Cost $196,579,393) - 100.04%		212,416,009	100.04%
Liabilities in Excess of Other Assets - (0.04)%		(93,826)	(0.04)%
TOTAL NET ASSETS - 100.00%		$212,322,183	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of January 31, 2014.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

Cost of investments	$196,579,393
Gross unrealized appreciation	20,718,540
Gross unrealized depreciation	(4,881,924)
Net unrealized appreciation	$15,836,616

Summary of Fair Value Exposure at January 31, 2014
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2014, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$71,297,059	$-	$-	$71,297,059
Consumer Staples	18,590,900	-	-	18,590,900
Financials	19,270,861	-	-	19,270,861
Health Care	14,323,686	-	-	14,323,686
Industrials	62,223,788	-	-	62,223,788
Information Technology	21,382,853	-	-	21,382,853
Total Common Stock	$207,089,147	$-	$-	$207,089,147

Short-Term Investments
Money Market Funds	$5,326,862	$-	$-	$5,326,862
Total Short-Term Investments	$5,326,862	$-	$-	$5,326,862

Total Investments	$212,416,009	$-	$-	$212,416,009

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2014, the Fund recognized no transfers between levels.

Hennessy Cornerstone Value Fund
Schedule of Investments
January 31, 2014 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 94.42%
Consumer Discretionary - 3.76%
Ford Motor Co.	187,600	$2,806,496	2.03%
McDonald's Corp.	25,500	2,401,335	1.73%
		5,207,831	3.76%
Consumer Staples - 21.91%
Altria Group, Inc.	71,400	2,514,708	1.82%
ConAgra Foods, Inc.	73,900	2,349,281	1.70%
General Mills, Inc.	58,000	2,785,160	2.01%
Kellogg Co.	41,700	2,417,766	1.75%
Kimberly Clark Corp.	27,100	2,963,927	2.14%
Kraft Foods Group, Inc.	52,400	2,743,140	1.98%
Pepsico, Inc.	33,600	2,700,096	1.95%
Philip Morris International, Inc.	27,700	2,164,478	1.56%
Procter & Gamble Co.	32,200	2,467,164	1.78%
Sysco Corp.	76,100	2,669,588	1.93%
Unilever NV - ADR	60,000	2,240,400	1.62%
Unilever PLC - ADR	59,700	2,305,017	1.67%
		30,320,725	21.91%
Energy - 9.10%
BP PLC - ADR	54,600	2,560,194	1.85%
Chevron Corp.	21,000	2,344,230	1.69%
ConocoPhillips	41,500	2,695,425	1.95%
Royal Dutch Shell PLC - ADR	33,600	2,447,088	1.77%
Total SA - ADR	44,500	2,544,065	1.84%
		12,591,002	9.10%
Financials - 5.72%
Banco Santander SA - ADR	295,400	2,552,256	1.84%
HSBC Holdings PLC - ADR	43,000	2,214,070	1.60%
Wells Fargo & Co.	69,500	3,151,130	2.28%
		7,917,456	5.72%
Health Care - 12.42%
Bristol-Myers Squibb Co.	66,200	3,308,014	2.39%
Eli Lilly & Co.	45,100	2,435,851	1.76%
GlaxoSmithKline PLC - ADR	53,500	2,757,390	1.99%
Johnson & Johnson	32,900	2,910,663	2.10%
Merck & Co., Inc.	58,400	3,093,448	2.24%
Pfizer, Inc.	88,400	2,687,360	1.94%
		17,192,726	12.42%
Industrials - 17.40%
General Dynamics Corp.	37,100	3,758,601	2.72%
General Electric Co.	108,000	2,714,040	1.96%
Lockheed Martin Corp.	28,000	4,225,480	3.05%
Norfolk Southern Corp.	35,100	3,249,909	2.35%
Raytheon Co.	46,400	4,411,248	3.19%
United Parcel Service, Inc.	30,500	2,904,515	2.10%
Waste Management, Inc.	67,300	2,811,794	2.03%
		24,075,587	17.40%
Information Technology - 6.65%
Automatic Data Processing, Inc.	40,300	3,086,980	2.23%
Intel Corp.	114,400	2,807,376	2.03%
Microsoft Corp.	87,500	3,311,875	2.39%
		9,206,231	6.65%
Materials - 12.66%
Arcelormittal SA Luxembourg - ADR	139,800	2,303,904	1.67%
EI Du Pont de Nemours & Co.	50,900	3,105,409	2.24%
Freeport-McMoRan Copper & Gold, Inc.	68,400	2,216,844	1.60%
International Paper Co.	57,700	2,754,598	1.99%
Newmont Mining Corp.	55,900	1,207,440	0.87%
Nucor Corp.	52,000	2,514,200	1.82%
The Dow Chemical Co.	75,000	3,413,250	2.47%
		17,515,645	12.66%

Telecommunication Services - 4.80%
AT&T, Inc.	68,800	2,292,416	1.66%
CenturyLink, Inc.	59,400	1,714,284	1.24%
Verizon Communications, Inc.	54,800	2,631,496	1.90%
		6,638,196	4.80%
TOTAL COMMON STOCKS (Cost $100,786,492)		130,665,399	94.42%

SHORT-TERM INVESTMENTS - 5.48%
Money Market Funds - 5.48%
Federated Government Obligations Fund - Class I
0.01% (a)	663,136	663,136	0.48%
Fidelity Government Portfolio - Institutional Class
0.01% (a)	6,925,000	6,925,000	5.00%
TOTAL MONEY MARKET FUNDS (Cost $7,588,136)		7,588,136	5.48%
TOTAL SHORT-TERM INVESTMENTS (Cost $7,588,136)		7,588,136	5.48%

Total Investments (Cost $108,374,628) - 99.90%		138,253,535	99.90%
Other Assets in Excess of Liabilities - 0.10%		141,197	0.10%
TOTAL NET ASSETS - 100.00%		$138,394,732	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund's 7-day yield as of January 31, 2014.
ADR -	American Depositary Receipt

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

Cost of investments	$108,787,677
Gross unrealized appreciation	32,328,297
Gross unrealized depreciation	(2,862,439)
Net unrealized appreciation	$29,465,858

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2014
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2014, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$5,207,831	$-	$-	$5,207,831
Consumer Staples	30,320,725	-	-	30,320,725
Energy	12,591,002	-	-	12,591,002
Financials	7,917,456	-	-	7,917,456
Health Care	17,192,726	-	-	17,192,726
Industrials	24,075,587	-	-	24,075,587
Information Technology	9,206,231	-	-	9,206,231
Materials	17,515,645	-	-	17,515,645
Telecommunication Services	6,638,196	-	-	6,638,196
Total Common Stock	$130,665,399	$-	$-	$130,665,399

Short-Term Investments
Money Market Funds	$7,588,136	$-	$-	$7,588,136
Total Short-Term Investments	$7,588,136	$-	$-	$7,588,136

Total Investments	$138,253,535	$-	$-	$138,253,535

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2014, the Fund recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Hennessy Mutual Funds, Inc.

By (Signature and Title)          /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date           March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date           March 27, 2014

By (Signature and Title)*           /s/ Teresa M. Nils
Teresa M. Nilsen, Principal Financial Officer

Date           March 27, 2014